Debt - New Adagio Convertible Notes (Details) - USD ($) $ / shares in Units, $ in Millions	Feb. 13, 2024	Dec. 31, 2023
Debt
Debt term	3 years 9 months
Adagio Medical Inc
Debt
Exercise price		$ 7.97
New Adagio Convertible Notes | Convert Warrants | Adagio Medical Inc
Debt
Principal amount	$ 20.0
Interest rate	13.00%
Shares called by per each warrant	1
Exercise price	$ 24.00
Debt term	3 years 9 months